Insurance contract liabilities - Disclosure of technical reserve balances with time (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 12,501,723	S/ 11,426,631
Technical Reserves For Insurance Claims [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	203,648	203,175	S/ 293,508	S/ 240,615
Technical Reserves For Insurance Claims [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	133,308	145,701
Technical Reserves For Insurance Claims [Member] | SONR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	70,340	57,474
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	8,201	3,691	1,812	1,320
Technical Reserves For Insurance Claims [Member] | Annuities [Member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	8,201	3,691
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	89,676	116,130	214,061	171,574
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	71,473	93,260
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities | SONR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	18,203	22,870
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	83,712	60,032	55,873	45,461
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	33,093	28,148
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member] | SONR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	50,619	31,884
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	14,189	13,250	11,616	10,321
Technical Reserves For Insurance Claims [Member] | General Insurance | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	13,740	12,834
Technical Reserves For Insurance Claims [Member] | General Insurance | SONR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	449	416
Technical Reserves For Insurance Claims [Member] | SCTR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	7,870	10,072	S/ 10,146	S/ 11,939
Technical Reserves For Insurance Claims [Member] | SCTR | Reported Claims
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	6,801	7,768
Technical Reserves For Insurance Claims [Member] | SCTR | SONR
Disclosure Details Of Technical Reserve Balances With Time [Line Items]
Liabilities under insurance contracts and reinsurance contracts issued	S/ 1,069	S/ 2,304